Other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of other liabilities

	At December 31,
	2025	2024
Non-current
Concession fee payable (1)	622,938	550,095
Advances from customers	8,303	8,584
Provisions for legal claims (4)	6,139	7,928
Provision for maintenance costs (2)	26,588	21,941
Other taxes payable	287	789
Employee benefit obligation (3)	4,180	3,885
Other liabilities with related parties (Note 27)	11,742	12,904
Other payables	13,316	15,286
	693,493	621,412
Current
Concession fee payable (1)	295,860	198,420
Other taxes payable	26,979	29,956
Salary payable	57,224	57,402
Other liabilities with related parties (Note 27)	2,078	2,146
Advances from customers	5,145	5,026
Provision for maintenance cost (2)	5,335	6,165
Expenses provisions	3,501	3,294
Provisions for legal claims (4)	7,481	5,889
Other payables (*)	25,344	40,288
	428,947	348,586

(*) As of December 31, 2025, Other payables includes deferred income for a total amount of USD 8,673 (USD 18,556 as of December 31, 2024).

(1) The most significant amounts included in the concession fee payable derive from the concession agreement between the Brazilian ANAC and ICAB.

(2) Changes in the year of the Provision for maintenance costs is as follows:

	2025	2024
Balances at the beginning of the year	28,106	27,042
Accrual of the year	4,845	5,594
Use of the provision	(4,800)	(2,801)
Translation differences and inflation adjustment	3,772	(1,729)
Balances at the end of the year	31,923	28,106

(3) TAGSA and TA have post-employment benefits which are defined benefit obligations. The amount of termination benefit has been calculated using the “Projected Unit Credit Method”, based on actuarial valuations at the end of the year.

(4) Changes in the year of the provision for legal claims is as follows:

	2025	2024
Balances at the beginning of the year	13,817	14,265
Accrual of the year	1,960	3,768
Other	—	136
Use of the provision	(2,831)	(1,896)
Translation differences and inflation adjustment	674	(2,456)
Balances at the end of the year	13,620	13,817

Schedule of maturity of the other liabilities

	1 year or less	1 - 2 years	2 - 5 years	Over 5 years	Total
At December 31, 2025 (**)	428,947	93,512	281,274	1,449,136	2,252,869
At December 31, 2024 (**)	348,586	84,662	265,716	1,335,332	2,034,296

(**) The amounts disclosed in the table are undiscounted cash flows.

Schedule of changes in the year for fixed and variable concession fee payable

	2025	2024
Balances at the beginning of the year	748,515	913,370
Financial result (*)	81,743	87,556
Concession fees	200,588	190,665
Payments	(194,383)	(227,571)
Re-equilibrium compensation (**)	(1,522)	(19,144)
Other	(646)	2,405
Translation differences and inflation adjustment	84,503	(198,766)
Balances at the end of the year	918,798	748,515

(*) Mainly includes changes in the liabilities of Brazilian concessions due to passage of time and changes in the Brazilian IPCA shown in Note 9.

(**) Mainly includes compensation with the re-equilibrium granted to ICAB as detailed in Note 8.

Schedule of changes in the year of the Provision for maintenance costs

	2025	2024
Balances at the beginning of the year	28,106	27,042
Accrual of the year	4,845	5,594
Use of the provision	(4,800)	(2,801)
Translation differences and inflation adjustment	3,772	(1,729)
Balances at the end of the year	31,923	28,106

Schedule of changes of the provision

	2025	2024
Balances at the beginning of the year	3,885	4,382
Actuarial (loss) / gain (in other comprehensive income)	(90)	13
Service Cost	375	(273)
Amounts paid in the year	(302)	(359)
Other	—	275
Translation differences and inflation adjustment	312	(153)
At the end of the year	4,180	3,885

Schedule of changes in the year of the provision for legal claims

	2025	2024
Balances at the beginning of the year	13,817	14,265
Accrual of the year	1,960	3,768
Other	—	136
Use of the provision	(2,831)	(1,896)
Translation differences and inflation adjustment	674	(2,456)
Balances at the end of the year	13,620	13,817

Toscana
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of sensibility in relation with the provision

Assumption	Annual discount rate		Annual rate of inflation		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.25%	(0.25)%	2.5%	(2.5)%
Provision for salary payable	2,482	2,669	2,599	2,548	2,584	2,562

TAGSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of sensibility in relation with the provision

			Annual employee future
Assumption	Annual discount rate		wage increase		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.5%	(0.5)%	0.5%	(0.5)%
Provision for salary payable	1,534	1,675	1,676	1,533	1,595	1,610